Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net
(8)	Property, Plant and Equipment, net

Property, plant and equipment, net, is comprised of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Cost:
Building	10,968	10,480
Office equipment, furniture and fixtures	10,188	8,690
Motor vehicles	2,792	2,261
Leasehold improvements	6,755	5,956
Sub-total	30,703	27,387
Accumulated depreciation	(4,762)	(10,497)
	25,941	16,890
Construction in progress	53,640	53,640
	79,581	70,530

Depreciation expenses charged were RMB3,545, RMB6,662 and RMB7,815 for the years ended June 30, 2023, 2024 and 2025, respectively. In the year ended June 30, 2025, the Group recorded a loss of RMB991 (2024: RMB1,197, 2023: RMB2,951) related to disposal of furniture, office equipment, fixtures and leasehold improvements due to termination of rental offices in others, net of the consolidated statements of operations and comprehensive loss.

No impairment for property, plant and equipment was recorded for the years ended June 30, 2023, 2024 and 2025.